Acquisitions - Assets acquired and liabilities assumed (Details) ¥ in Thousands, $ in Thousands						12 Months Ended
	Jul. 31, 2024 USD ($)	Jul. 31, 2024 CNY (¥)	May 20, 2024 USD ($)	May 20, 2024 CNY (¥)	Jan. 31, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)		May 20, 2024 CNY (¥)	Jan. 31, 2024 CNY (¥)
Asset Acquisition [Line Items]
Goodwill						$ 3,686	$ 3,504	[1]
Deferred tax liability						(1,689)	$ (2,056)
Dongjun Group
Asset Acquisition [Line Items]
Cash			$ 51						¥ 374
Prepayments and other current assets			110
Inventories			966
Notes receivable			603
Property and equipment, net			1,776
Intangible assets, net			99
Goodwill			3,522
Short-term borrowings			(978)
Accounts payable - third parties			(3,783)
Accrued expenses and other current liabilities			(436)
Carrying value of existing investment			(2,865)
Gain on equity method investment derecognized			(161)
Amount of cash consideration			3,230	¥ 23,500
Fair value of assets acquired and liabilities assumed excluding cash			2,696
Fair value of derecognized investment			(3,039)	¥ (22,200)
Payment to acquire business	$ (1,616)	¥ (11,750)	(1,614)			$ (1,614)
Consideration paid			1,565
Dongjun Group | Nonrelated Party
Asset Acquisition [Line Items]
Accounts receivable - third parties, net			$ 4,326
Suzhou Photon-Matrix
Asset Acquisition [Line Items]
Cash					$ 156					¥ 1,121
Fair value of assets acquired and liabilities assumed excluding cash					13,907
Fair value of derecognized investment					(4,855)
Noncontrolling interest					2,002
Deferred tax liability					(4,788)
Consideration paid					$ 6,266

[1]	Restated (refer to Note 2(c))